Basis of Presentation And General Information	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [abstract]
Basis of presentation and general information

1             Basis of presentation and general information

The accompanying consolidated financial statements include the financial statements of Globus Maritime Limited (“Globus”) and its wholly owned subsidiaries (collectively the “Company”). Globus was formed on July 26, 2006, under the laws of Jersey. On June 1, 2007, Globus concluded its initial public offering in the United Kingdom and its shares were admitted for trading on the Alternative Investment Market (“AIM”). On November 24, 2010, Globus was redomiciled to the Marshall Islands and its shares were admitted for trading in the United States (NASDAQ Global Market) under the Securities Act of 1933, as amended. On November 26, 2010, Globus shares were effectively delisted from AIM.

The address of the registered office of Globus is: Trust Company Complex, Ajeltake Road, Ajeltake Island, Majuro, Marshall Islands MH96960.

The principal business of the Company is the ownership and operation of a fleet of dry bulk motor vessels (“m/v”), providing maritime services for the transportation of dry cargo products on a worldwide basis. The Company conducts its operations through its vessel owning subsidiaries.

The operations of the vessels are managed by Globus Shipmanagement Corp. (the “Manager”), a wholly owned Marshall Islands corporation. The Manager has an office in Greece, located at 128 Vouliagmenis Avenue, 166 74 Glyfada, Greece and provides the commercial, technical, cash management and accounting services necessary for the operation of the fleet in exchange for a management fee. The management fee is eliminated on consolidation. The consolidated financial statements include the financial statements of Globus and its subsidiaries listed below, all wholly owned by Globus as of December 31, 2018:

Company	Country of Incorporation	Vessel Delivery Date	Vessel Owned

Globus Shipmanagement Corp.	Marshall Islands	-	Management Co
Devocean Maritime Ltd.	Marshall Islands	December 18, 2007	m/v River Globe
Domina Maritime Ltd.	Marshall Islands	May 19, 2010	m/v Sky Globe
Dulac Maritime S.A.	Marshall Islands	May 25, 2010	m/v Star Globe
Artful Shipholding S.A.	Marshall Islands	June 22, 2011	m/v Moon Globe
Longevity Maritime Limited	Malta	September 15, 2011	m/v Sun Globe

On October 20, 2016, the Company effected a four-for-one reverse stock split which reduced number of outstanding common shares from 10,510,741 to 2,627,674 shares (adjustments were made based on fractional shares). On October 15, 2018, the Company effected a ten-for-one reverse stock split which reduced number of outstanding common shares from 32,065,077 to 3,206,495 shares (adjustments were made based on fractional shares). Unless otherwise noted, all historical share numbers and per share amounts have been adjusted to give effect to these two reverse stock splits.

The consolidated financial statements as of December 31, 2018 and 2017 and for the three years in the period ended December 31, 2018, were approved for issuance by the Board of Directors on March 26, 2019.